Fidelity SAI Municipal Bond Index Fund
Fund Summary Fund: Fidelity® SAI Municipal Bond Index Fund
Investment Objective
The fund seeks to provide a high current yield exempt from federal income tax.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Fidelity SAI Municipal Bond Index Fund Class: Fidelity SAI Municipal Bond Index Fund USD ($)
Shareholder fees (fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses	Fidelity SAI Municipal Bond Index Fund Class: Fidelity SAI Municipal Bond Index Fund
Management fee	0.05%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%	[1]
Total annual operating expenses	0.19%
Fee waiver and/or expense reimbursement	0.12%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.07%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.07% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through October 31, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example	Fidelity SAI Municipal Bond Index Fund Class: Fidelity SAI Municipal Bond Index Fund USD ($)
1 year	$ 7
3 years	$ 45

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance.
Principal Investment Strategies
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax (but may be subject to the federal alternative minimum tax).
  Normally investing at least 80% of assets in securities included in the Bloomberg Barclays Municipal Bond Index, a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.
  Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg Barclays Municipal Bond Index using a smaller number of securities.

Principal Investment Risks
  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.
  Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.